RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Restricted Cash [Abstract]
Summary of Brookfield Renewables restricted cash
Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2021	2020
Operations		$167	$129
Credit obligations		95	119
Capital expenditures and development projects		50	35
Total		312	283
Less: non-current	24	(51)	(75)
Current		$261	$208